                                                                                        Exhibit 99.1

INVESTORS' MONTHLY REPORT
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended	31-Jul-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure.
No representation can be made that the information herein is accurate or complete and no liability is accepted therefor.
Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.

Commentary on asset performance in the period

The assets within the Trust continue to exhibit exceptionally strong performance in the month.  The 3 month plus arrears are 0.44% by balance, this continues to remain extremely low by reference to industry standards.  Losses have continued to increase but remain at extremely low levels and at £7.45mm cumulative over 6 years are easily absorbed by the current month's excess spread.

Next trust determination date				1-Aug-07

Next trust distribution date				9-Aug-07
(6 business days from determination date)

Mortgage Loans

Number of Mortgage Loans in Pool				421,541

Current Balance - Trust Mortgage Assets				£47,784,072,853

Current Balance - Trust Cash and other Assets				£1,458,956,392

Last Months Closing Trust Assets				£50,596,729,748

Funding share				£10,339,552,970

Funding 2 share				£33,233,611,808

Funding and Funding 2 share				£43,573,164,778

Funding and Funding 2 Share Percentage				88.49%

Seller Share*				£5,669,864,467

Seller Share Percentage				11.51%

Minimum Seller Share (Amount)*				£3,503,164,697

Minimum Seller Share (% of Total)				7.11%

Funding Bank Balance - Principal element of Balance				£530,450,357

Funding 2 Bank Balance - Principal element of Balance				£1,380,945,320

Excess Spread last quarter annualised (% of Total)				0.35%
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

	Number	Principal (£)	Arrears (£)	By number (%)	By Principal (%)

> = 1 < 2 Months	4,532	515,888,842	3,331,952	1.08%	1.08%

> = 2 < 3 Months	1,278	148,427,160	1,950,126	0.30%	0.31%

> = 3 < 4 Months	566	64,223,794	1,378,405	0.13%	0.13%

> = 4 < 5 Months	320	33,436,555	907,977	0.08%	0.07%

> = 5 < 6 Months	357	38,422,722	1,280,051	0.08%	0.08%

> = 6 < 7 Months	165	17,729,598	672,664	0.04%	0.04%

> = 7 < 8 Months	200	21,154,648	976,720	0.05%	0.04%

> = 8 < 9 Months	100	11,316,756	535,720	0.02%	0.02%

> = 9 < 10 Months	89	9,466,144	563,126	0.02%	0.02%

> = 10 < 11 Months	64	7,334,841	437,608	0.02%	0.02%

> = 11 < 12 Months	51	6,103,819	430,224	0.01%	0.01%

> = 12	22	2,728,894	233,654	0.01%	0.01%

Total	7,744	876,233,773	12,698,227	1.84%	1.83%

Arrears are calculated in accordance with standard market practice in the UK.   A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments.  In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination.  If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears.  Arrears classification is determined based on the number of full monthly payments that have been missed.  A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

Properties in Possession

		Number	Principal (£)	Arrears (£)

Total (since inception)		2964	274,738,512	15,423,478

Properties in Possession				769

Number Brought Forward				639

Repossessed (Current Month)				130

Sold (since inception)				2195

Sold (current month)				117

Sale Price / Last Loan Valuation				105

Average Time from Possession to Sale (days)				149

Average Arrears at Sale				£4,640

Total Principal Loss (Since inception)				£7,450,186

Total Principal Loss (current month)				£202,292

Number of accounts experiencing a loss since inception				582

Ratio of aggregate net losses to average portfolio balance				0.00016

Average loss on accounts experiencing a loss				£12,801

MIG Claims Submitted				16

MIG Claims Outstanding				0

Average Time from Claim to Payment				86
Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

			Number	Principal (£)

Substituted this period			0	£0

Substituted to date (since 26 March 2001)			1,009,021	£119,934,979,937

CPR Analysis

				% of CPR

Current Month % of CPR - Removals*				53.40%

Previous Month % of CPR - Removals*				51.10%

Current Month % of CPR - Non-Removals**				46.60%

Previous Month % of CPR - Non-Removals**				48.90%
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions

			Monthly	Annualised

Current Month CPR Rate - Total			3.64%	35.93%

Previous Month CPR Rate - Total			3.47%	34.54%

Key pool statistics

Weighted Average Seasoning (by value) Months				26.38

Weighted Average Remaining Term (by value) Years				21.68

Average Loan Size				£113,356

Weighted Average LTV (by value)				77.10%

Weighted Average Indexed LTV (by value)				65.99%

Non Verified (by value)				44.15%

Product Breakdown

Fixed Rate (by balance)				60.20%

Together (by balance)				28.29%

Capped (by balance)				0.07%

Variable (by balance)				6.84%

Tracker (by balance)				4.60%

Total				100.0%

Geographic Analysis

	Number	% of Total	Value (£)	% of Total

East Anglia	9,445	2.24%	1,075,893,107	2.25%

East Midlands	30,992	7.35%	3,185,109,365	6.67%

Greater London	49,247	11.68%	8,683,053,117	18.17%

North	36,011	8.54%	2,789,850,630	5.84%

North West	52,719	12.51%	4,971,462,479	10.40%

Scotland	57,393	13.62%	4,656,327,847	9.74%

South East	67,171	15.93%	9,908,477,248	20.74%

South West	31,093	7.38%	3,957,898,132	8.28%

Wales	16,953	4.02%	1,626,460,478	3.40%

West Midlands	29,409	6.98%	3,171,378,819	6.64%

Yorkshire	41,108	9.75%	3,758,161,630	7.86%

Total	421,541	100%	47,784,072,853	100%

LTV Levels Breakdown

		Number	Value (£)	% of Total

0% < 25%		20,059	727,576,252	1.52%

> = 25% < 50%		52,930	4,320,746,084	9.04%

> = 50% < 55%		15,195	1,586,337,365	3.32%

> = 55% < 60%		16,645	1,853,331,149	3.88%

> = 60% < 65%		18,472	2,193,497,270	4.59%

> = 65% < 70%		21,585	2,629,710,875	5.50%

> = 70% < 75%		24,988	3,260,964,613	6.82%

> = 75% < 80%		28,369	3,880,087,423	8.12%

> = 80% < 85%		41,685	5,774,360,586	12.08%

> = 85% < 90%		57,468	7,327,338,925	15.33%

> = 90% < 95%		84,768	9,559,718,517	20.01%

> = 95% < 100%		37,031	4,424,511,730	9.26%

> = 100%		2,346	245,892,064	0.51%

Total		421,541	47,784,072,853	100.0%

Repayment Method

		Number	Value (£)	% of Total

Endowment		24,093	2,787,459,805	5.83%

Interest Only		99,576	15,558,609,261	32.56%

Pension Policy		329	31,725,832	0.07%

Personal Equity Plan		593	39,799,016	0.08%

Repayment		296,950	29,366,478,939	61.46%

Total		421,541	47,784,072,853	100.00%

Employment Status

			Number		Value (£)	% of Total

Full Time			357,110		38,379,059,774	80.32%

Part Time			5,383		425,106,466	0.89%

Retired			2,902		174,364,964	0.36%

Self Employed			51,327		8,433,374,646	17.65%

Other			4,819		372,167,003	0.78%

Total			421,541		47,784,072,853	100.00%

NR Current Existing Borrowers' SVR						7.59%

Effective Date of Change						1 June 2007

Main parties to the structure

Northern Rock plc			Citibank NA			The Bank of New York

Seller			Agent bank			Security trustee
Administrator			Common depositary			Note trustee
Cash Manager			Principal paying agent
Basis swap provider			Registrar
Start up loan provider			US Paying Agent
Account bank

Ratings
	Short term	Long term	Short term	Long term		Short term	Long term
S&P	A1	A+	A1+	AA		A-1+	AA-
Moodys	P-1	A1	P-1	Aa1		P-1	Aa2
Fitch	F1	A+	F1+	AA+		F1+	AA-

Trustee Principal Ledger Receipts and Distribution
		Principal Received	Funding		Funding 2	Seller

Month		£1,752,037,143	£227,807,941		£242,707,398	£1,281,521,804

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

Trustee Revenue Ledger Receipts and Distribution

		Revenue Received	Receipts GIC Interest		sub-total	Administration fee		Available revenue

Month		£228,065,356	£7,853,003		£235,918,359	£2,989,754		£232,928,605

Trustee Revenue Distribution

			Funding		Funding 2	Seller

Month			£50,468,850		£156,526,392	£25,933,363

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust.  Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc).  Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 July 2007

Distribution of Issuer Available Revenue Receipts					Total

Issuer available revenue receipts from Funding2					172,064,037
Issuer available revenue receipts - Issuers Revenue Ledger					4,279,155
Issuer available reserve fund					515,613,638

					691,956,831

Issuer required revenue receipts					172,064,037

3rd party creditors					0
Issuer cash manager					0
Amounts due to the A notes and A swap providers					138,706,309
Amounts due to the B notes and B note swap providers					5,173,551
Amounts due to the M notes and M note swap providers					5,132,865
Amounts due to the C notes and C note swap providers					6,668,761
Interest due on start-up loan (from Northern Rock plc)					2,228,023
Principal due on start-up loan					16,135,403
To fund issuer reserve fund					515,613,638
To fund funding reserve fund					0
To fund Series 05-2,05-3,05-4,06-1,06-2, 06-3 and 07-2 Payment Date					2,298,281

Excess of available revenue receipts over required receipts					16,135,403

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2.  Following an asset trigger event  controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
• an insolvency event occurs in relation to the seller;
• the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
•     on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by £21.5 million.  This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by £21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by £43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
•   a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
•   a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds £1,000,000,000; or
•   the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:
• the principal balance of mortgages in arrears is greater than 4% • Funding 2 plus Granite Master Issuer is less than the programme reserve required amount • debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes Granite Mortgages 01-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US387413 AA59	$0	$0	$0	Aaa/AAA/AAA	N/A	0.12%	0	N/A

A2	US387413 AB33	$100,000,000	$35,000,000	$65,000,000	Aaa/AAA/AAA	5.57%	0.21%	0.08844	Jan-08

B	US387413 AC16	$27,000,000	$2,500,000	$24,500,000	Aa2/AA+/AA+	5.76%	0.40%	0.490000	Jan-08

C	US387413 AD98	$35,500,000	$3,000,000	$32,500,000	Baa1/A-/A-	6.76%	1.40%	0.48148	Jan-08

Series 2

A	XS0126890390	£350,000,000	£0	£350,000,000	Aaa/AAA/AAA	6.28%	0.24%	1.00000	Jan-08

B	XS0126890473	£10,000,000	£0	£10,000,000	Aa1/AA+/AA+	6.44%	0.40%	1.00000	Jan-08

C	XS0126890556	£15,000,000	£0	£15,000,000	A3/A-/A-	7.44%	1.40%	1.00000	Jan-08

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£26,829,235	5.85%

Class C Notes (£ Equivalent)				£37,324,495	8.14%

Granite Mortgages 01-1 Reserve Fund Requirement				£20,000,000	0.19%

Balance Brought Forward				£20,000,000	0.19%

Drawings this Period				£0	0.00%

Excess Spread this Period				£913,317	0.01%

Funding Reserve Fund Top-up this Period*				£-913,317	-0.01%

Current Balance				£20,000,000	0.19%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 01-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A	US38741PAA66	$0	$0	$0	Aaa/AAA/AAA	5.59%	0.23%	0	Oct-06

B	US38741PAB40	$0	$0	$0	Aa1/AA+/AA+	5.76%	0.40%	0	Oct-06

C	US38741PAC23	$0	$0	$0	Baa1/A-/A-	6.74%	1.375%	0	Oct-06

Series 2

A	XS0134454510	£0	£0	£0	Aaa/AAA/AAA	6.29%	0.25%	0.00000	Oct-06

B	XS0134454866	£0	£0	£0	Aa1/AA+/AA+	6.46%	0.42%	0.00000	Oct-06

C	XS0134455590	£0	£0	£0	Baa1/A-/A-	7.44%	1.40%	0.00000	Oct-06

D	XS0134456218	£0	£0	£0	Baa3/BB+/BBB+	10.64%	4.60%	0.000000	Oct-06

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 01-2 Reserve Fund Requirement				£0	0.00%

Balance Brought Forward				£0	0.00%

Drawings this Period				£0	0.00%

Excess Spread this Period				£0	0.00%

Funding Reserve Fund Top-up this Period*				£0	0.00%

Pay Down of Reserve Fund				£0	0.00%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 02-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US38741NAA19	$0	$0	$0	Aaa/AAA/AAA	N/A	0.10%	0.000000	N/A

A2	US38741NAB91	$0	$0	$0	Aaa/AAA/AAA	5.52%	0.16%	0	Apr 07

B	US38741NAD57	$0	$0	$0	Aa2/AA+/AA+	5.69%	0.33%	0.000000	Apr 07

C	US38741NAC64	$0	$0	$0	Baa1/A-/BBB+	6.66%	1.30%	0.000000	Apr 07

Series 2

A	XS0144804712	£0	£0	£0	Aaa/AAA/AAA	6.24%	0.20%	0.000000	Apr 07

B	XS0144805958	£0	£0	£0	Aa1/AA+/AA+	6.39%	0.35%	0.000000	Apr 07

C	XS0144806253	£0	£0	£0	Baa1/A-/BBB+	7.34%	1.30%	0.000000	Apr 07

D	XS0144806501	£0	£0	£0	Baa3/BB+/BBB	10.54%	4.50%	0.000000	Oct 06

Series 3

A	XS0144807657	€0	€0	€0	Aaa/AAA/AAA	5.15%	Fixed to 04/07	0.000000	Apr 07

B	XS0144807491	€0	€0	€0	Aa1/AA+/AA+	4.57%	0.35%	0.000000	Apr 07

C	XS0144807814	€0	€0	€0	Baa1/A-/BBB+	5.52%	1.30%	0.000000	Apr 07

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£0	0.00%

Class C Notes (£ Equivalent)				£0	0.00%

Class D Notes				£0	0.00%

Granite Mortgages 02-1 Reserve Fund Requirement				£0	0.00%

Balance Brought Forward				£0	0.00%

Drawings this Period				£0	0.00%

Excess Spread this Perod				£0	0.00%

Funding Reserve Fund Top-up this Period*				£0	0.00%

Pay Down of Reserve Fund				£0	0.00%

Current Balance				£0	0.00%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 02-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

Series 1

A1	US38741RAA23	$0	$0	$0	Aaa/AAA/AAA	N/A	0.11%	0.000000	N/A

A2	US38741RAB06	$275,000,000	$45,000,000	$230,000,000	Aaa/AAA/AAA	5.54%	0.18%	0.200000	Jan 08

B	US38741RAC88	$51,000,000	$3,500,000	$47,500,000	Aa2/AA+/AA+	5.73%	0.37%	0.791670	Jan 08

C	US38741RAD61	$75,000,000	$5,000,000	$70,000,000	Baa1/A-/A-	6.61%	1.25%	0.795450	Jan 08

Series 2

A	XS0153568638	€265,000,000	€45,000,000	€220,000,000	Aaa/AAA/AAA	4.41%	0.19%	0.200000	Jan 08

B	XS0153568984	€35,000,000	€2,500,000	€32,500,000	Aa2/AA+/AA+	4.59%	0.37%	0.792680	Jan 08

C	XS0153569289	€45,000,000	€2,500,000	€42,500,000	Baa1/A-/A-	5.47%	1.25%	0.801890	Jan 08

Series 3

A	XS0153569792	£665,000,000	£0	£665,000,000	Aaa/AAA/AAA	6.23%	0.19%	1.000000	Jan 08

B	XS0153569875	£25,000,000	£0	£25,000,000	Aa1/AA+/AA+	6.41%	0.37%	1.000000	Jan 08

C	XS0153569958	£33,000,000	£0	£33,000,000	A3/A-/A-	7.29%	1.25%	1.000000	Jan 08

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£76,544,793	6.73%

Class C Notes (£ Equivalent)				£105,524,609	9.28%

Granite Mortgages 02-2 Reserve Fund Requirement				£39,000,000	0.38%

Balance Brought Forward				£39,000,000	0.38%

Drawings this Period				£0	0.00%

Excess Spread this Period				£2,321,121	0.02%

Funding Reserve Fund Top-up this Period*				£-2,321,121	-0.02%

Current Balance				£39,000,000	0.38%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 03-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741TAA88	$0		$0	P-1/A-1+/F1+	N/A	-0.01%	0.000000	N/A

A2	US38741TAB61	$202,011,951	$49,875,891	$152,136,060	Aaa/AAA/AAA	5.55%	0.19%	0.12419	Apr 08

A3**	US38741TAC45	$49,472,315	$12,214,504	$37,257,811	Aaa/AAA/AAA	N/A	0.40%	0.12419	Apr 08

B	US38741TAD28	$42,000,000	$0	$42,000,000	Aa2/AA+/AA+	5.79%	0.43%	1.000000	Apr 08

C	US38741TAE01	$56,000,000	$0	$56,000,000	Baa2/A-/A-	6.81%	1.45%	1.000000	Apr 08

Series 2

A	XS0160702113	€900,000,000	€0	€900,000,000	Aaa/AAA/AAA	4.46%	0.24%	1.000000	Apr 08

B	XS0160702204	€62,000,000	€0	€62,000,000	Aa2/AA+/AA+	4.65%	0.43%	1.000000	Apr 08

C	XS0160702386	€94,500,000	€0	€94,500,000	Baa2/A-/A-	5.67%	1.45%	1.000000	Apr 08

Series 3

A	XS0160703434	£665,000,000	£0	£665,000,000	Aaa/AAA/AAA	6.28%	0.24%	1.000000	Apr 08

B	XS0160703608	£31,000,000	£0	£31,000,000	Aa2/AA+/AA+	6.47%	0.43%	1.000000	Apr 08

C	XS0160703780	£41,000,000	£0	£41,000,000	Baa2/A-/A-	7.49%	1.45%	1.000000	Apr 08
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

					% of Notes Outstanding

Class B Notes (£ Equivalent)				£97,837,647	6.07%

Class C Notes (£ Equivalent)				£137,914,263	8.56%

Granite Mortgages 03-1 Reserve Fund Requirement				£45,000,000	0.44%

Balance Brought Forward				£45,000,000	0.44%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,191,914	0.03%

Funding Reserve Fund Top-up this Period*				£-3,191,914	-0.03%

Current Balance				£45,000,000	0.44%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 03-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741QAA40	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741QAB23	$36,501,005	$36,501,005	$0	Aaa/AAA/AAA	5.52%	0.16%	0	Jul 07

A3	US38741QAC06	$500,000,000	$22,554,453	$477,445,547	Aaa/AAA/AAA	5.61%	0.25%	0.954891	Jul 10

B	US38741QAD88	$76,500,000	$3,450,831	$73,049,169	Aa1/AA+/AA+	5.85%	0.49%	0.954891	Jul 10

C	US38741QAE61	$10,500,000	$473,644	$10,026,356	Baa1/A-/A-	6.91%	1.55%	0.954891	Jul 10

Series 2

A	XS0168665718	€300,000,000	€13,532,672	€286,467,328	Aaa/AAA/AAA	4.47%	0.25%	0.572935	Jul 10

B	XS0168666013	€72,900,000	€3,288,439	€69,611,561	Aa1/AA+/AA+	4.71%	0.49%	0.139223	Jul 10

M	XS0168771748	€52,300,000	€2,359,196	€49,940,804	Aa3/A+/AA	4.97%	0.75%	0.099882	Jul 10

C1	XS0168666104	€16,000,000	€0	€16,000,000	Baa1/A-/A-	5.20%	Fixed until 07/10	0.032000	Jul 10

C2	XS0168666443	€65,500,000	€2,954,633	€62,545,367	Baa1/A-/A-	5.77%	1.55%	0.125091	Jul 10

Series 3

A	XS0168666526	£352,280,000	£0.00	£352,280,000	Aaa/AAA/AAA	4.625%	Fixed until 07/10	11.363871	Jul 10

C	XS0168666872	£15,000,000	£676,634.00	£14,323,366	Baa1/A-/A-	7.59%	1.55%	0.349350	Jul 10

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£130,868,225	#N/A

Class C Notes (£ Equivalent)				£76,687,714	#N/A		All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008
							and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Granite Mortgages 03-2 Reserve Fund Requirement				£35,000,000	0.34%

Balance Brought Forward				£35,000,000	0.34%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,345,433	0.01%

Funding Reserve Fund Top-up this Period*				£-1,345,433	-0.01%

Current Balance				£35,000,000	0.34%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA
*Top-ups only occur at the end of each quarter.

Notes Granite Mortgages 03-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741UAA51	$0	$0	$0	Aaa/AAA/AAA	N/A	0.08%	0.000000	N/A

A2	US38741UAB35	$0	$0	$0	Aaa/AAA/AAA	5.48%	0.12%	0	Apr 06

A3	US38741UAC18	$306,465,086	$35,967,373	$270,497,713	Aaa/AAA/AAA	5.56%	0.20%	0.540995	Jan 09

B	US38741UAD90	$72,000,000	$0	$72,000,000	Aa1/AA+/AA+	5.81%	0.45%	1.000000	Jan 09

M	US38741UAE73	$27,000,000	$0	$27,000,000	Aa3/A+/AA	6.06%	0.70%	1.000000	Jan 09

C	US38741UAF49	$50,000,000	$0	$50,000,000	Baa1/A-/BBB+	6.81%	1.45%	1.000000	Jan 09

Series 2

A	XS0176409927	€392,275,312	€46,038,237	£346,237,075	Aaa/AAA/AAA	6.23%	0.19%	0.540995	Jan 09

B	XS0176410180	€23,000,000	€0	£23,000,000	Aa1/AA+/AA+	6.49%	0.45%	1.000000	Jan 09

M	XS0176410347	€7,500,000	€0	£7,500,000	Aa3/A+/AA	6.74%	0.70%	1.000000	Jan 09

C	XS0176410420	€55,000,000	€0	£55,000,000	Baa1/A-/BBB+	7.49%	1.45%	1.000000	Jan 09

Series 3

A	XS0176410693	£340,000,000	£0	£340,000,000	Aaa/AAA/AAA	4.41%	0.19%	1.000000	Jan 09

B	XS0176410776	£28,500,000	£0	£28,500,000	Aa1/AA+/AA+	4.67%	0.45%	1.000000	Jan 09

M	XS0176410859	£11,500,000	£0	£11,500,000	Aa3/A+/AA	4.92%	0.70%	1.000000	Jan 09

C	XS0176411071	£7,500,000	£0	£7,500,000	Baa1/A-/BBB+	5.67%	1.45%	1.000000	Jan 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£122,676,687	31.66%

Class C Notes (£ Equivalent)				£76,908,644	19.85%		All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling
							in July 2008 and any payment date thereafter if the
							New Basel Capital Accord has been implemented in the United Kingdom.
Granite Mortgages 03-3 Reserve Fund Requirement				£33,400,000	0.32%

Balance Brought Forward				£33,400,000	0.32%

Drawings this Period				£0	0.00%

Excess Spread this Period				£1,786,426	0.02%

Funding Reserve Fund Top-up this Period*				£-1,786,426	-0.02%

Current Balance				£33,400,000	0.32%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 04-1 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741VAA35	$0	$0	$0	P-1/A-1+/F1+	N/A	-0.04%	0.000000	N/A

A2	US38741VAB18	$0	$0	$0	Aaa/AAA/AAA	5.43%	0.07%	0.000000	Mar 06

B	US38741VAC90	$0	$0	$0	Aa2/AA+/AA+	5.57%	0.21%	0.000000	Jun 06

M	US38741VAE56	$0	$0	$0	Aa3/A+/AA	5.77%	0.41%	0.000000	Jun 06

C	US38741VAD73	$0	$0	$0	A2/A-/BBB+	6.26%	0.90%	0.000000	Jun 06

Series 2

A1	US38741VAF22	$934,000,000	$0	$934,000,000	Aaa/AAA/AAA	5.52%	0.16%	0.788186	Mar 09

A2	XS0184562816	€700,000,000	€0	€700,000,000	Aaa/AAA/AAA	4.31%	0.16%	0.777778	Mar 09

B	XS0184563111	€91,000,000	€0	€91,000,000	Aa2/AA+/AA+	4.49%	0.34%	1.000000	Mar 09

M	XS0184563541	€45,000,000	€0	€45,000,000	A1/A+/AA	4.72%	0.57%	1.000000	Mar 09

C	XS0184563897	€60,000,000	€0	€60,000,000	Baa1/A-/BBB+	5.22%	1.07%	1.000000	Mar 09

Series 3

A	XS0184565249	£468,000,000	£0	£468,000,000	Aaa/AAA/AAA	6.05%	0.16%	0.780000	Mar 09

B	XS0184566130	£23,000,000	£0	£23,000,000	Aa2/AA+/AA+	6.23%	0.34%	1.000000	Mar 09

M	XS0184566569	£10,000,000	£0	£10,000,000	A1/A+/AA	6.46%	0.57%	1.000000	Mar 09

C	XS0184567534	£20,000,000	£0	£20,000,000	Baa1/A-/BBB+	6.96%	1.07%	1.000000	Mar 09

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£126,793,103	7.69%

Class C Notes (£ Equivalent)				£61,379,310	3.72%		All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June
							2008 and any payment date thereafter if the New Basel
							Capital Accord has been implemented in the United Kingdom.
Granite Mortgages 04-1 Reserve Fund Requirement				£60,000,000	0.58%

Balance Brought Forward				£60,000,000	0.58%

Drawings this Period				£0	0.00%

Excess Spread this Period				£3,993,296	0.04%

Funding Reserve Fund Top-up this Period*				£-3,993,296	-0.04%

Current Balance				£60,000,000	0.58%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 04-2 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741WAA18	$0	$0	$0	Aaa/AAA/AAA	N/A	0.04%	0.000000	N/A

A2	US38741WAB90	$0	$0	$0	Aaa/AAA/AAA	5.43%	0.07%	0.000000	Sep 06

B	US38741WAC73	$0	$0	$0	Aa2/AA+/AA	5.53%	0.17%	0.000000	Sep 06

M	US38741WAD56	$0	$0	$0	A1/A+/A	5.64%	0.28%	0.000000	Sep 06

C	US38741WAE30	$0	$0	$0	A3/A-/BBB+	6.06%	0.70%	0.000000	Sep 06

Series 2

A1	XS0193212825	€989,700,593	€0	€989,700,593	Aaa/AAA/AAA	4.29%	0.14%	0.738583	Dec 10

A2	XS0193213807	£179,802,833	£0	£179,802,833	Aaa/AAA/AAA	6.03%	0.14%	0.736897	Dec 10

B	XS0193215414	€67,899,538	€0	€67,899,538	Aa3/AA+/AA	4.42%	0.27%	0.738038	Dec 10

M	XS0193216578	€39,476,477	€0	€39,476,477	A2/A+/A	4.55%	0.40%	0.737878	Dec 10

C	XS0193217030	€65,530,948	€0	€65,530,948	Baa2/A-/BBB+	4.95%	0.80%	0.736303	Dec 10

Series 3

A	XS0193218350	£752,100,000	£0	£752,100,000	Aaa/AAA/AAA	6.05%	0.16%	1.000000	Jun 11

B	XS0193218863	£38,900,000	£0	£38,900,000	Aa2/AA+/AA	6.21%	0.32%	1.000000	Jun 11

M	XS0193219754	£26,500,000	£0	£26,500,000	A1/A+/A	6.36%	0.47%	1.000000	Jun 11

C	XS0193220927	£48,500,000	£0	£48,500,000	Baa1/A-/BBB+	6.74%	0.85%	1.000000	Jun 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£138,444,908	7.54%

Class C Notes (£ Equivalent)				£93,078,876	5.07%		All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June
							2008 and any payment date thereafter if the New Basel
							Capital Accord has been implemented in the United Kingdom.
Granite Mortgages 04-2 Reserve Fund Requirement				£44,900,000	0.43%

Balance Brought Forward				£44,900,000	0.43%

Drawings this Period				£0	0.00%

Excess Spread this Period				£4,222,602	0.04%

Funding Reserve Fund Top-up this Period*				£-4,222,602	-0.04%

Current Balance				£44,900,000	0.43%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Mortgages 04-3 plc

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 1

A1	US38741SAA06	$0	$0	$0	Aaa/AAA/AAA	N/A	0.06%	0.000000	N/A

A2	XS0201482766	€0	€0	€0	Aaa/AAA/AAA	4.22%	0.07%	0.000000	Dec 05

A3	US38741SAB88	$0	$0	$0	Aaa/AAA/AAA	5.46%	0.10%	0.000000	Mar 07

B	US38741SAC61	$0	$0	$0	Aa3/AA+/AA	5.52%	0.16%	0.000000	Mar 07

M	US38741SAD45	$0	$0	$0	A2/A+/A	5.63%	0.27%	0.000000	Mar 07

C	US38741SAE28	$0	$0	$0	Baa2/A-/BBB+	5.95%	0.59%	0.000000	Mar 07

Series 2

A1	US38741SAF92	$607,544,621	$0	$607,544,621	Aaa/AAA/AAA	5.50%	0.14%	0.851261	Mar 10

A2	XS0201483228	€681,136,092	€0	€681,136,092	Aaa/AAA/AAA	4.29%	0.14%	0.851261	Mar 10

B	XS0201483657	€63,333,781	€0	€63,333,781	Aa1/AA+/AA	4.43%	0.28%	0.079152	Mar 10

M	XS0201484036	€49,287,983	€0	€49,287,983	Aa3/A+/A	4.52%	0.37%	0.851261	Mar 10

C	XS0201485355	€118,367,773	€0	€118,367,773	Baa2/A-/BBB+	4.95%	0.80%	0.851261	Mar 10

Series 3

A1	XS0201486320	£411,250,000	£0	£411,250,000	Aaa/AAA/AAA	6.07%	0.18%	2.957569	Sept 11

A2	XS0201565628	£600,000,000	£0	£600,000,000	Aaa/AAA/AAA	5.515%	Fixed until 9/2011	4.314995	Sept 11

B	XS0201486833	£54,350,000	£0	£54,350,000	Aa1/AA+/AA	6.24%	0.35%	0.390867	Sept 11

M	XS0201487211	£42,250,000	£0	£42,250,000	Aa3/A+/A	6.34%	0.45%	0.303848	Sept 11

C	XS0201487567	£99,450,000	£0	£99,450,000	Baa1/A-/BBB+	6.77%	0.88%	0.715210	Sept 11

Credit Enhancement

					% of Notes Outstanding

Class B and M Notes (£ Equivalent)				£173,474,924	8.00%

Class C Notes (£ Equivalent)				£180,247,115	8.31%		All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date
							falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has
							been implemented in the United Kingdom.
Granite Mortgages 04-3 Reserve Fund Requirement				£48,000,000	0.46%

Balance Brought Forward				£48,000,000	0.46%

Drawings this Period				£0	0.00%

Excess Spread this Period				£4,688,758	0.05%

Funding Reserve Fund Top-up this Period*				(4,688,758)	-0.05%

Current Balance				£48,000,000	0.46%

Funding Reserve Balance brought forward				£111,138,365	1.07%

Excess spread this period				£9,558,211	0.09%

Repayment of start up loan interest				£-11,996,593	-0.12%

Funding reserve Balance carried forward				£108,699,983	1.05%

Funding Reserve %				1.0%	NA

Notes Granite Master Issuer plc - Series 2005-1

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAA73	$0	$0	$0	Aaa/AAA/AAA	5.360%	0.04%	0.000000	Sept 06

A2	XS0210928866	€0	€0	€0	Aaa/AAA/AAA	4.19%	0.04%	0.000000	Sept 06

A3	US38741YAB56	$550,000,000	$0	$550,000,000	Aaa/AAA/AAA	5.44%	0.08%	0.500000	Dec 07

A4	US38741YAC30	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	5.46%	0.10%	1.000000	Mar 10

A5	XS0210929161	€1,500,000,000	€0	€1,500,000,000	Aaa/AAA/AAA	4.24%	0.09%	1.000000	Mar 10

A6	XS0210925847	£750,000,000	£0	£750,000,000	Aaa/AAA/AAA	6.01%	0.12%	1.000000	Mar 10

B1	US38741YAD13	$0	$0	$0	Aa3/AA/AA	5.49%	0.13%	0.000000	Dec 06

B2	XS0210929591	€80,000,000	€0	€80,000,000	Aa3/AA/AA	4.34%	0.19%	1.000000	Mar 10

B3	XS0210925920	£55,000,000	£0	£55,000,000	Aa3/AA/AA	6.08%	0.19%	1.000000	Mar 10

M1	US38741YAE95	$0	$0	$0	A2/A/A	5.59%	0.23%	0.000000	Dec 06

M2	XS0210929757	€79,000,000	€0	€79,000,000	A2/A/A	4.43%	0.28%	1.000000	Mar 10

M3	XS0210926225	£55,000,000	£0	£55,000,000	A2/A/A	6.17%	0.28%	1.000000	Mar 10

C2	XS0210929914	€139,000,000	€0	€139,000,000	Baa2/BBB/BBB	4.708%	0.56%	1.000000	Mar 10

C3	XS0210926571	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.45%	0.56%	1.000000	Mar 10

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.

Notes Granite Master Issuer plc - Series 2005-2

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected Maturity

A1	US38741YAF60	$0	$0	$0	Aaa/AAA/AAA	5.36%	0.04%	0.000000	Feb 07

A2	XS0220176084	£0	£0	£0	Aaa/AAA/AAA	5.81%	0.05%	0.000000	Feb 07

A3	XS0220174469	€0	€0	€0	Aaa/AAA/AAA	4.12%	0.05%	0.000000	Feb 07

A4	US38741YAG44	$686,681,465	$0	$686,681,465	Aaa/AAA/AAA	5.44%	0.08%	0.858352	Feb 08

A5	XS0220174543	€800,000,000	€0	€800,000,000	Aaa/AAA/AAA	4.21%	0.14%	1.000000	May 10

A6	US38741YAH27	$1,250,000,000	$0	$1,250,000,000	Aaa/AAA/AAA	5.49%	0.13%	1.000000	May 10

A7	XS0220172257	£530,200,000	£0	£530,200,000	Aaa/AAA/AAA	5.92%	0.16%	1.000000	May 10

A8	XS0220486277	£250,000,000	£0	£250,000,000	Aaa/AAA/AAA	5.92%	0.16%	1.000000	May 10

B1	US38741YAJ82	$0	$0	$0	Aa3/AA/AA	5.50%	0.14%	0.000000	May 07

B2	XS0220173909	€62,000,000	€0	€62,000,000	Aa3/AA/AA	4.27%	0.20%	1.000000	May 10

B3	XS0220175862	£35,100,000	£0	£35,100,000	Aa3/AA/AA	5.96%	0.20%	1.000000	May 10

M1	US38741YAK55	$0	$0	$0	A2/A/A	5.60%	0.24%	0.000000	May 07

M2	XS0220172927	€70,000,000	€0	€70,000,000	A2/A/A	4.37%	0.30%	1.000000	May 10

M3	XS0220174972	£28,100,000	£0	£28,100,000	A2/A/A	6.0769%	0.32%	1.000000	May 10

C1	US38741YAL39	$90,000,000	$0	$90,000,000	Baa2/BBB/BBB	5.86%	0.50%	1.000000	May 08

C2	XS0220173651	€131,700,000	€0	€131,700,000	Baa2/BBB/BBB	4.62%	0.55%	1.000000	May 10

Notes Granite Master Issuer plc - Series 2005-3

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAM12	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.28%	-0.04%	1.000000	Aug 10

Notes Granite Master Issuer plc - Series 2005-4

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YAN94	$0	$0	$0	Aaa/AAA/AAA	5.35%	0.03%	0.000000	May 07

A2	XS0229614036	€0	€0	€0	Aaa/AAA/AAA	4.113%	0.04%	0.000000	May 07

A3	US38741YAP43	$996,600,000	$0	$996,600,000	Aaa/AAA/AAA	5.43%	0.07%	1.000000	Aug 08

A5	XS0229614200	€1,357,300,000	€0	€1,357,300,000	Aaa/AAA/AAA	4.17%	0.10%	1.000000	Aug 10

A6	XS0229614465	£815,400,000	£0	£815,400,000	Aaa/AAA/AAA	5.88%	0.12%	1.000000	Aug 12

B1	US38741YAR09	$37,033,839	$0	$37,033,839	Aa3/AA/AA	5.48%	0.12%	0.510812	Aug 07

B2	US38741YAS81	$38,500,000	$0	$38,500,000	Aa3/AA/AA	5.54%	0.18%	1.000000	Nov 08

B3	XS0229614549	£19,000,000	£0	£19,000,000	Aa3/AA/AA	5.94%	0.18%	1.000000	Aug 10

B4	XS0229614895	€56,900,000	€0	€56,900,000	Aa3/AA/AA	4.25%	0.18%	1.000000	Aug 10

M1	US38741YAT64	$33,049,508	$0	$33,049,508	A2/A/A	5.58%	0.22%	0.510812	Aug 07

M2	US38741YAU38	$36,300,000	$0	$36,300,000	A2/A/A	5.64%	0.28%	1.000000	Nov 08

M3	XS0229614978	£30,000,000	£0	£30,000,000	A2/A/A	6.04%	0.28%	1.000000	Aug 10

M4	XS0229615272	€51,000,000	€0	€51,000,000	A2/A/A	4.35%	0.28%	1.000000	Aug 10

C1	US38741YAV11	$41,069,250	$0	$41,069,250	Baa2/BBB/BBB	5.79%	0.43%	0.510812	Aug 07

C2	US38741YAW93	$44,600,000	$0	$44,600,000	Baa2/BBB/BBB	5.91%	0.55%	1.000000	Nov 08

C3	XS0229615439	£10,000,000	£0	£10,000,000	Baa2/BBB/BBB	6.31%	0.55%	1.000000	Aug 10

C4	XS0229615603	€76,100,000	€0	€76,100,000	Baa2/BBB/BBB	4.62%	0.55%	1.000000	Aug 10

Notes Granite Master Issuer plc - Series 2006-1

	ISIN Reg S	ISIN 144A	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	USG4144BE89	US38741YBG35	$776,100,000	$0	$776,100,000	Aaa/AAA/AAA	5.29%	-0.03%	1.000000	Nov 09

A2	XS0240602176	XS0240670413	€170,965,141	€0	€170,965,141	Aaa/AAA/AAA	4.11%	0.04%	0.196173	Nov 07

A3	XS0240602507	XS0240670504	£39,234,685	£0	£39,234,685	Aaa/AAA/AAA	5.80%	0.04%	0.196173	Nov 07

A4	USG41441BF54	US38741YBH18	$220,695,205	$0	$220,695,205	Aaa/AAA/AAA	5.36%	0.04%	0.196174	Nov 07

A5	USG41441BG38	US38741YBJ73	$1,552,200,000	$0	$1,552,200,000	Aaa/AAA/AAA	5.43%	0.07%	1.000000	Nov 09

A6	XS0240602929	XS0240670686	€1,900,000,000	€0	€1,900,000,000	Aaa/AAA/AAA	4.17%	0.10%	1.000000	Feb 11

A7	XS0240603067	XS0240670843	£400,000,000	£0	£400,000,000	Aaa/AAA/AAA	5.88%	0.12%	1.000000	Feb 13

A8	XS024063653	XS0240671148	£950,000,000	£0	£950,000,000	Aaa/AAA/AAA	5.88%	0.12%	1.000000	Feb 13

B1	USG41441BH11	US38741YBK47	$91,200,000	$0	$91,200,000	Aa3/AA/AA	5.49%	0.13%	1.000000	Nov 07

B2	USG41441BJ76	US38741YBL20	$84,100,000	$0	$84,100,000	Aa3/AA/AA	5.53%	0.17%	1.000000	Aug 10

B3	XS0240606169	XS0240671494	£25,000,000	£0	£25,000,000	Aa3/AA/AA	5.94%	0.18%	1.000000	Feb 11

B4	XS0240606755	XS0240671650	€94,500,000	€0	€94,500,000	Aa3/AA/AA	4.25%	0.18%	1.000000	Feb 11

M1	USG41441BK40	US38741YBM03	$81,400,000	$0	$81,400,000	A2/A/A	5.59%	0.23%	1.000000	Nov 07

M2	USG41441BL23	US38741YBN85	$79,200,000	$0	$79,200,000	A2/A/A	5.65%	0.29%	1.000000	May 10

M3	XS0240607480	XS0240671734	£33,500,000	£0	£33,500,000	A2/A/A	6.06%	0.30%	1.000000	Feb 11

M4	XS0240607720	XS0240671817	€97,700,000	€0	€97,700,000	A2/A/A	4.37%	0.30%	1.000000	Feb 11

C2	USG41441BM06	US38741YBP34	$132,400,000	$0	$132,400,000	Baa2/BBB/BBB	5.96%	0.60%	1.000000	May 10

C3	XS0240608371	XS0240671908	£44,200,000	£0	£44,200,000	Baa2/BBB/BBB	6.36%	0.60%	1.000000	Feb 11

C4	XS0240608702	XS0240672039	€129,000,000	€0	€129,000,000	Baa2/BBB/BBB	4.67%	0.60%	1.000000	Feb 11

Notes Granite Master Issuer plc - Series 2006-2

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YBQ17	$333,002,748	$118,222,595	$214,780,153	Aaa/AAA/AAA	5.33%	0.01%	0.265161	Jan 08

A2	XS0252419832	€123,334,351	€43,786,146	€79,548,205	Aaa/AAA/AAA	4.251%	0.03%	0.265161	Jan 08

A3	XS0252425995	£28,778,015	£10,216,767	£18,561,248	Aaa/AAA/AAA	6.07%	0.03%	0.265161	Jan 08

A4	US38741YBR99	$1,275,000,000	$0	$1,275,000,000	Aaa/AAA/AAA	5.40%	0.04%	1.000000	Jul 10

A5	XS0252421499	€1,360,000,000	€0	€1,360,000,000	Aaa/AAA/AAA	4.32%	0.10%	1.000000	Oct 11

A6	XS0252427009	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	6.15%	0.11%	1.000000	Jul 13

B1	US38741YBS72	$29,000,000	$0	$29,000,000	Aa3/AA/AA	5.44%	0.08%	1.000000	Apr 08

B2	US38741YBT55	$36,000,000	$0	$36,000,000	Aa3/AA/AA	5.50%	0.14%	1.000000	Jul 11

B3	XS0252428072	€37,500,000	€0	€37,500,000	Aa3/AA/AA	4.36%	0.14%	1.000000	Jul 11

M1	US38741YBU29	$25,000,000	$0	$25,000,000	A2/A/A	5.54%	0.18%	1.000000	Apr 08

M2	US38741YBV02	$25,000,000	$0	$25,000,000	A2/A/A	5.59%	0.23%	1.000000	Jul 11

M3	XS0252429047	€35,000,000	€0	€35,000,000	A2/A/A	4.45%	0.23%	1.000000	Jul 11

M4	XS0252423198	£10,000,000	£0	£10,000,000	A2/A/A	6.27%	0.23%	1.000000	Jul 11

C2	US38741YBW84	$75,000,000	$0	$75,000,000	Baa2/BBB/BBB	5.83%	0.47%	1.000000	Jul 11

C3	XS0252430136	€55,000,000	€0	€55,000,000	Baa2/BBB/BBB	4.69%	0.47%	1.000000	Jul 11

C4	XS0252423941	£12,000,000	£0	£12,000,000	Baa2/BBB/BBB	6.51%	0.47%	1.000000	Jul 11

Notes Granite Master Issuer plc - Series 2006-3

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YBX67	$618,090,000	$131,110,000	$486,980,000	Aaa/AAA/AAA	5.34%	0.02%	0.486980	Apr 08

A2	XS0267966959	€513,014,700	€108,821,300	€404,193,400	Aaa/AAA/AAA	4.261%	0.04%	0.486980	Jul 08

A3	US38741YBZ16	$1,800,000,000	$0	$1,800,000,000	Aaa/AAA/AAA	5.40%	0.04%	1.000000	Apr 10

A4	US38741YCA55	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.30%	-0.02%	1.000000	Oct 12

A5	XS0267967924	€1,250,000,000	€0	€1,250,000,000	Aaa/AAA/AAA	4.33%	0.11%	1.000000	Oct 12

A6	XS0267968658	£700,000,000	£0	£700,000,000	Aaa/AAA/AAA	6.15%	0.11%	1.000000	Oct 12

A7	US38741YCD94	$1,750,000,000	$0	$1,750,000,000	Aaa/AAA/AAA	5.46%	0.10%	1.000000	Oct 12

B1	US38741YCE77	$70,000,000	$0	$70,000,000	Aa3/AA/AA	5.45%	0.09%	1.000000	Oct 08

B2	US38741YCF43	$182,000,000	$0	$182,000,000	Aa3/AA/AA	5.53%	0.17%	1.000000	Oct 12

B3	XS0268037131	€30,000,000	€0	€30,000,000	Aa3/AA/AA	4.38%	0.16%	1.000000	Oct 12

M1	US38741YCJ64	$90,000,000	$0	$90,000,000	A2/A/A	5.54%	0.18%	1.000000	Oct 08

M2	US38741YCK38	$100,000,000	$0	$100,000,000	A2/A/A	5.64%	0.28%	1.000000	Oct 12

M3	XS0268038451	€47,000,000	€0	€47,000,000	A2/A/A	4.49%	0.27%	1.000000	Oct 12

M4	XS0268038964	£10,000,000	£0	£10,000,000	A2/A/A	6.31%	0.27%	1.000000	Oct 12

C2	US38741YCP25	$60,000,000	$0	$60,000,000	Baa2/BBB/BBB	5.86%	0.50%	1.000000	Oct 12

C3	XS0268039699	€137,000,000	€0	€137,000,000	Baa2/BBB/BBB	4.72%	0.50%	1.000000	Oct 12

Notes Granite Master Issuer plc - Series 2006-4

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

A1	US38741YCS63	$429,356,778	$0	$429,356,778	Aaa/AAA/AAA	5.35%	0.03%	0.660549	Dec-30

A2	XS0275943958	€132,109,779	€0	€132,109,779	Aaa/AAA/AAA	4.188%	0.04%	0.660549	Dec-30

A3	XS0275944097	£231,192,111	£0	£231,192,111	Aaa/AAA/AAA	5.93%	0.04%	0.660549	Dec-30

A4	US38741YDB20	$704,300,000	$0	$704,300,000	Aaa/AAA/AAA	5.41%	0.05%	1.000000	Dec-54

A5	CA38741YDD81	CAD 350,000,000	CAD 0	CAD 350,000,000	Aaa/AAA/AAA	4.66%	0.07%	1.000000	Dec-54

A6	US38741YDC03	$1,130,000,000	$0	$1,130,000,000	Aaa/AAA/AAA	5.45%	0.09%	1.000000	Dec-54

A7	XS0275944766	€1,135,000,000	€0	€1,135,000,000	Aaa/AAA/AAA	4.26%	0.11%	1.000000	Dec-54

A8	XS0276823167	£300,000,000	£0	£300,000,000	Aaa/AAA/AAA	6.00%	0.11%	1.000000	Dec-54

B1	US38741YCV92	$60,600,000	$0	$60,600,000	Aa3/AA/AA	5.45%	0.09%	1.000000	Dec-54

B3	XS0275945730	€62,500,000	€0	€62,500,000	Aa3/AA/AA	4.34%	0.19%	1.000000	Dec-54

M1	US38741YCX58	$47,800,000	$0	$47,800,000	A2/A/A	5.53%	0.17%	1.000000	Dec-54

M2	US38741YCY32	$10,000,000	$0	$10,000,000	A2/A/A	5.65%	0.29%	1.000000	Dec-54

M3	XS0275946621	€84,400,000	€0	€84,400,000	A2/A/A	4.44%	0.29%	1.000000	Dec-54

C1	US38741YCZ07	$32,600,000	$0	$32,600,000	Baa2/BBB/BBB	5.74%	0.38%	1.000000	Dec-54

C2	US38741YDA47	$15,000,000	$0	$15,000,000	Baa2/BBB/BBB	5.84%	0.48%	1.000000	Dec-54

C3	XS0275947512	€62,800,000	€0	€62,800,000	Baa2/BBB/BBB	4.63%	0.48%	1.000000	Dec-54

Notes Granite Master Issuer plc - Series 2007-1

	ISIN	Brought forward	Repaid	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

1A1	US38741YDE68	$1,079,736,082	$0	$1,079,736,082	Aaa/AAA/AAA	5.35%	0.03000%	0.799805	Dec-30

1A3	XS0284070504	£359,912,027	£0	£359,912,027	Aaa/AAA/AAA	5.92%	0.03000%	0.799805	Dec-30

2A1	US38741YDF34	$1,450,000,000	$0	$1,450,000,000	Aaa/AAA/AAA	5.43%	0.07000%	1.000000	Dec-54

3A1	US38741YDG17	$1,500,000,000	$0	$1,500,000,000	Aaa/AAA/AAA	5.46%	0.10000%	1.000000	Dec-54

3A2	XS0284071908	€1,650,000,000	€0	€1,650,000,000	Aaa/AAA/AAA	4.25%	0.10000%	1.000000	Dec-54

4A1	US38741YDH99	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.47%	0.11000%	1.000000	Dec-54

5A1	XS0284076295	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.00%	0.11000%	1.000000	Dec-54

6A1	XS0284077186	£500,000,000	£0	£500,000,000	Aaa/AAA/AAA	5.60%	0.00000%	1.000000	Dec-54

1B1	US38741YDJ55	$84,000,000	$0	$84,000,000	Aa3/AA/AA	5.43%	0.07000%	1.000000	Dec-54

2B1	US38741YDK29	$80,000,000	$0	$80,000,000	Aa3/AA/AA	5.48%	0.12000%	1.000000	Dec-54

3B1	XS0284072468	€167,000,000	€0	€167,000,000	Aa3/AA/AA	4.32%	0.17000%	1.000000	Dec-54

3B2	XS0284073193	£25,000,000	£0	£25,000,000	Aa3/AA/AA	6.06%	0.17000%	1.000000	Dec-54

1M1	US38741YDL02	$84,000,000	$0	$84,000,000	A2/A/A	5.51%	0.15000%	1.000000	Dec-54

2M1	US38741YDM84	$80,000,000	$0	$80,000,000	A2/A/A	5.61%	0.25000%	1.000000	Dec-54

3M1	XS0284073607	€131,000,000	€0	€131,000,000	A2/A/A	4.42%	0.27000%	1.000000	Dec-54

3M2	XS0284074167	£40,000,000	£0	£40,000,000	A2/A/A	6.16%	0.27000%	1.000000	Dec-54

1C1	US38741YDN67	$94,600,000	$0	$94,600,000	Baa2/BBB/BBB	5.66%	0.30000%	1.000000	Dec-54

2C1	US38741YDP16	$30,000,000	$0	$30,000,000	Baa2/BBB/BBB	5.79%	0.43000%	1.000000	Dec-54

2C2	XS0284071221	€30,000,000	€0	€30,000,000	Baa2/BBB/BBB	4.60%	0.45000%	1.000000	Dec-54

3C1	XS0284081618	€265,000,000	€0	€265,000,000	Baa2/BBB/BBB	4.65%	0.50000%	1.000000	Dec-54

3C2	XS0284075560	£36,000,000	£0	£36,000,000	Baa2/BBB/BBB	6.39%	0.50000%	1.000000	Dec-54

Notes Granite Master Issuer plc - Series 2007-2

	ISIN	Brought forward	Issued	Outstanding	Rating Moodys/S&P/Fitch	Reference Rate	Margin	Pool factor	Expected maturity

Series 07-2 1A1	US38741YDQ98	$1,060,000,000	$0	$1,060,000,000	Aaa/AAA/AAA	5.35%	0.03000%	1.000000	Apr-32

Series 07-2 1A2	XS0298974337	€325,000,000	€0	€325,000,000	Aaa/AAA/AAA	4.25%	0.04000%	1.000000	Apr-32

Series 07-2 1A3	XS0298979138	£150,000,000	£0	£150,000,000	Aaa/AAA/AAA	6.07%	0.04000%	1.000000	Apr-32

Series 07-2 2A1	US38741YDR71	$1,025,000,000	$0	$1,025,000,000	Aaa/AAA/AAA	5.40%	0.04000%	1.000000	Dec-54

Series 07-2 2A2	CA38741YEC99	CAD 500,000,000	CAD 0	CAD 500,000,000	Aaa/AAA/AAA	4.68%	0.09000%	1.000000	Dec-54

Series 07-2 3A1	US38741YDS54	$1,100,000,000	$0	$1,100,000,000	Aaa/AAA/AAA	5.45%	0.09000%	1.100000	Dec-54

Series 07-2 3A2	XS0298974840	€1,000,000,000	€0	€1,000,000,000	Aaa/AAA/AAA	4.31%	0.10000%	1.000000	Dec-54

Series 07-2 4A1	US38741YDT38	$1,000,000,000	$0	$1,000,000,000	Aaa/AAA/AAA	5.30%	-0.02000%	1.000000	Dec-54

Series 07-2 4A2	XS0298980060	£650,000,000	£0	£650,000,000	Aaa/AAA/AAA	6.14%	0.11000%	1.000000	Dec-54

Series 07-2 1B1	US38741YDU01	$66,500,000	$0	$66,500,000	Aa3/AA/AA	5.44%	0.08000%	1.000000	Dec-54

Series 07-2 2B1	US38741YDV83	$53,500,000	$0	$53,500,000	Aa3/AA/AA	5.48%	0.12000%	1.000000	Dec-54

Series 07-2 3B1	US38741YDW66	$35,000,000	$0	$35,000,000	Aa3/AA/AA	5.52%	0.16000%	1.000000	Dec-54

Series 07-2 3B2	XS0298975813	€100,000,000	€0	€100,000,000	Aa3/AA/AA	4.37%	0.16000%	1.000000	Dec-54

Series 07-2 3B3	XS0298980813	£53,000,000	£0	£53,000,000	Aa3/AA/AA	6.19%	0.16000%	1.000000	Dec-54

Series 07-2 1M1	US38741YDX40	$64,000,000	$0	$64,000,000	A2/A/A	5.52%	0.16000%	1.000000	Dec-54

Series 07-2 2M1	US38741YDY23	$52,000,000	$0	$52,000,000	A2/A/A	5.60%	0.24000%	1.000000	Dec-54

Series 07-2 3M2	XS0298976621	€162,000,000	€0	€162,000,000	A2/A/A	4.50%	0.29000%	1.000000	Dec-54

Series 07-2 3M3	XS0298981621	£20,000,000	£0	£20,000,000	A2/A/A	6.32%	0.29000%	1.000000	Dec-54

Series 07-2 2C1	US38741YEA38	$50,000,000	$0	$50,000,000	Baa2/BBB/BBB	5.79%	0.43000%	1.000000	Dec-54

Series 07-2 2C2	XS0298977512	€52,000,000	€0	€52,000,000	Baa2/BBB/BBB	4.64%	0.43000%	1.000000	Dec-54

Series 07-2 3C2	XS0298978320	€84,500,000	€0	€84,500,000	Baa2/BBB/BBB	4.70%	0.49000%	1.000000	Dec-54

Series 07-2 3C3	XS0298984641	£60,000,000	£0	£60,000,000	Baa2/BBB/BBB	6.52%	0.49000%	1.000000	Dec-54

Credit Enhancement for Granite Master Issuer plc

					% of Notes Outstanding

Class A Notes (£ Equivalent)				£30,893,163,376	89.25%

Class B Notes (£ Equivalent)				£1,183,758,585	3.42%

Class M Notes (£ Equivalent)				£1,170,790,400	3.38%

Class C Notes (£ Equivalent)				£1,366,844,764	3.95%

Subordination Levels

				Current	Required

Class A Notes				12.52%	11.60%

Class B Notes				9.10%	8.30%

Class M Notes				5.71%	5.11%

Class C Notes				1.77%	1.85%

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006.  There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

Programme Reserve Required Percent					1.65%

Programme Reserve Required Amount				£583,598,000	1.77%

Balance Brought Forward				£583,598,000	1.77%

Drawings this Period				£0	0.00%

*Additions this period				£0	0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund				£583,598,000	1.77%

Excess Spread this Period				£16,135,403	0.05%

Currency swap triggers

		S&P	Moody's	Fitch

Dollar and Euro currency swap agreements:
Initial downgrade trigger	Short term	A1+	P-1	F1
	Long term	N/A	A1	A1

Subsequent downgrade trigger	Short term	N/A	P-2	F2
	Long term	BBB-	A3	BBB+

Second subsequent downgrade	Short term	N./A	N/A	F3
	Long term	N/A	N/A	BBB-
Dollar and Euro currency swap providers:

ABN Amro Bank NV	Short term	A-1+	P-1	F1
	Long term	AA-	Aa3	AA-

Barclays Bank PLC	Short term	A-1+	P-1	F1
	Long term	AA+	Aa1	AA-

HSBC	Short term	A-1+	P-1	F1
	Long term	AA-	Aa2	AA

Citigroup Global markets Limited	Short term	A-1+	P-1	F1
	Long term	AA-	Aa1	AA+

Swiss Re	Short term	A-1+	P-1	A-1+
	Long term	AA	Aa2	AA

UBS AG	Short term	A-1+	P-1	N/A
	Long term	AA+	Aa2	N/A

AIG	Short term	Not applicable	Not applicable	Not applicable
	Long term	Not applicable	Not applicable	Not applicable